DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred Tax Assets And Liabilities
Deferred tax assets	$ 71	¥ 488	¥ 3,291
Offset amount	(71)	(488)	(3,225)
Deferred tax assets after offsetting			66
Deferred tax liabilities before offsetting	836	5,764	5,769
Offset amount	(71)	(488)	(3,225)
Deferred tax liabilities after offsetting	$ 765	¥ 5,276	¥ 2,544